Commitments - Fiscal Year Maturity (Footnotes) (Details) CAD in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2015 MW	Dec. 31, 2016 USD ($) GWh lease contract agreement_renewal MW	Dec. 31, 2016 CAD
Long-term Purchase Commitment [Line Items]
Agreement Renewal, Number | agreement_renewal		10,000,000
Agreement Renewal, Term		50 years
UNS Energy Corporation | Springerville Common Facilities
Long-term Purchase Commitment [Line Items]
Capital leases, undivided leased interest, percentage		32.20%
Fixed purchase price | $		$ 68
Leases, Number | lease		2
Power
Long-term Purchase Commitment [Line Items]
Purchase obligation			CAD 2,295
Power | FortisOntario
Long-term Purchase Commitment [Line Items]
Purchase obligation			743
Power | FortisOntario | Maximum
Long-term Purchase Commitment [Line Items]
Amount of volume required (in mw) | MW		145,000,000
Power | FortisOntario | Minimum
Long-term Purchase Commitment [Line Items]
Volume of energy required to be purchased (in GWh) | GWh		537
Power | FortisBC Energy
Long-term Purchase Commitment [Line Items]
Purchase obligation			486
Power | FortisBC Electric
Long-term Purchase Commitment [Line Items]
Purchase obligation			288
Long-term renewable PPA, term		20 years
Amount of volume required (in mw) | MW	234
Power | FortisBC Electric | Maximum
Long-term Purchase Commitment [Line Items]
Amount of volume required (in mw) | MW		200
Volume of energy required to be purchased (in GWh) | GWh		1,752
Power | Maritime Electric
Long-term Purchase Commitment [Line Items]
Number of long-term take-or-pay contracts | contract		2
Power | Maritime Electric | Nuclear Generating Station
Long-term Purchase Commitment [Line Items]
Share of plant output, percentage		4.55%
Power | Payment guarantee | Maritime Electric
Long-term Purchase Commitment [Line Items]
Purchase obligation			480
WECA | FortisBC Electric
Long-term Purchase Commitment [Line Items]
Long-term renewable PPA, term	40 years
Renewable Power
Long-term Purchase Commitment [Line Items]
Purchase obligation			1,625
Renewable Power | TEP and UNS Electric, Inc
Long-term Purchase Commitment [Line Items]
Purchase obligation | $		$ 1,210
Purchase commitment, percentage		100.00%
Take-or-pay contract | FortisOntario
Long-term Purchase Commitment [Line Items]
Amount of volume required (in mw) | MW		145,000,000
Coal | UNS Energy Corporation
Long-term Purchase Commitment [Line Items]
Purchase obligation | $		$ 496
Gas Transportation Services | UNS Energy Corporation
Long-term Purchase Commitment [Line Items]
Purchase obligation | $		244
Transmission Services | UNS Energy Corporation
Long-term Purchase Commitment [Line Items]
Purchase obligation | $		113
Renewable Energy Credit
Long-term Purchase Commitment [Line Items]
Purchase obligation			CAD 154
Renewable Energy Credit | UNS Energy Corporation
Long-term Purchase Commitment [Line Items]
Purchase obligation | $		$ 107